RELATED PARTY TRANSACTIONS (Details) - USD ($)							3 Months Ended		6 Months Ended		8 Months Ended		12 Months Ended
	Oct. 17, 2018	Oct. 10, 2018	Oct. 10, 2018	Sep. 07, 2018	Sep. 07, 2018	May 02, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Oct. 04, 2018	Sep. 10, 2018	Jun. 30, 2018
Related Party Transaction [Line Items]
Proceeds from issuance of Class B ordinary shares to Sponsor												$ 25,000	$ 0
Accrued expenses - related parties							$ 206,774		$ 206,774		$ 26,774	26,774	146,774
Proceeds from sale of private placement warrants												10,800,000	0
Monthly fee for office space, utilities and secretarial and administrative support expenses									10,000				10,000
General and administrative expenses							30,000	$ 30,000	60,000	$ 60,000		27,000	120,000
Related Party Loans
Related Party Transaction [Line Items]
Repayment of loan	$ 155,000
Maximum Working Capital Loans Convertible into Warrants							$ 1,500,000		$ 1,500,000				$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.50		$ 1.50				$ 1.50
Warrant exercise price							$ 1.50		$ 1.50				$ 1.50
Maximum loan from related party							$ 155,000		$ 155,000
Founder
Related Party Transaction [Line Items]
Ordinary shares issued				10,937,500	10,937,500									12,375,000
Founder shares forfeited by Sponsor			500,000
Sponsor
Related Party Transaction [Line Items]
Proceeds from issuance of Class B ordinary shares to Sponsor									25,000
Sponsor
Related Party Transaction [Line Items]
Proceeds from issuance of Class B ordinary shares to Sponsor													$ 25,000
Sponsor | Related Party Loans
Related Party Transaction [Line Items]
Maximum loan from related party							$ 200,000		$ 200,000		$ 200,000	$ 200,000
Antonio F. Fernandez
Related Party Transaction [Line Items]
Ordinary shares issued															45,000
Matthew M. Mannelly
Related Party Transaction [Line Items]
Ordinary shares issued															45,000
William D. Toler
Related Party Transaction [Line Items]
Ordinary shares issued															52,500
Craig D. Steeneck
Related Party Transaction [Line Items]
Ordinary shares issued															52,500
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Price per warrant		$ 1.50	$ 1.50
Sale of private placement warrants		7,200,000
Proceeds from sale of private placement warrants		$ 10,800,000
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Price per warrant		$ 1.50	1.50
Sale of private placement warrants		7,200,000
Proceeds from sale of private placement warrants		$ 10,800,000
Class A Ordinary shares
Related Party Transaction [Line Items]
Share price							$ 10.00		$ 10.00
Ordinary shares issued							2,164,866		2,164,866		1,938,774	1,938,774	1,981,499
Common stock shares outstanding							2,164,866		2,164,866		1,938,774	1,938,774	1,981,499
Ownership percentage held by initial shareholders							20.00%		20.00%				25.00%
Sale of stock, description of transaction									one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (except to certain permitted transferees).				one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (except to certain permitted transferees).
Sale of stock price per unit													$ 10.00
Founder shares, earliest period to transfer, assign or sell													1 year
Founder shares, threshold trading days									20 days				20 days
Founder shares, threshold consecutive trading days									30 days				30 days
Founder shares, commencement period									150 days				150 days
Class A Ordinary shares | Founder
Related Party Transaction [Line Items]
Share price							$ 12.00		$ 12.00				$ 12.00
Class A Ordinary shares | Private Placement | Sponsor
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Number of shares of common stock converted from each warrant		1	1
Warrant exercise price		$ 11.50	$ 11.50
Class B Ordinary Shares
Related Party Transaction [Line Items]
Number of founder shares purchased by sponsor											12,375,000
Ordinary shares issued						2,875,000	11,875,000		11,875,000		11,875,000	11,875,000	11,875,000
Common stock shares outstanding				10,937,500	10,937,500	2,875,000	11,875,000		11,875,000		11,875,000	11,875,000	11,875,000	12,375,000		11,875,000
Ownership percentage held by initial shareholders													25.00%
Class B Ordinary Shares | Founder
Related Party Transaction [Line Items]
Ordinary shares issued						2,875,000
Proceeds from issuance of Class B ordinary shares to Sponsor						$ 25,000
Founder shares forfeited by Sponsor		500,000	500,000
Class B Ordinary Shares | Sponsor
Related Party Transaction [Line Items]
Common stock shares outstanding							11,680,000		11,680,000				11,680,000
Class B Ordinary Shares | Independent directors
Related Party Transaction [Line Items]
Common stock shares outstanding							195,000		195,000				195,000
Forward purchase agreements | Sponsor
Related Party Transaction [Line Items]
Number of warrants purchased				1,166,666	1,166,666
Forward purchase agreements | Private Placement | Sponsor
Related Party Transaction [Line Items]
Share price				$ 10.00	$ 10.00
Forward purchase agreements | Class A Ordinary shares | Sponsor
Related Party Transaction [Line Items]
Number of founder shares purchased by sponsor				3,500,000	3,500,000
Amount of shares issued to sponsor				$ 35,000,000	$ 35,000,000
Share price				$ 11.50	$ 11.50
Number of shares of common stock converted from each warrant				1	1